Accounts receivable, net	12 Months Ended
Mar. 31, 2023
Accounts receivable, net
Accounts receivable, net
5.	Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of March 31,
	2023	2022
Accounts receivable, gross	$458,104	$252,215
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$458,104	$252,215